Service Concession Arrangements (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about service concession arrangements [abstract]
Hydroelectric Power Generation at Semangka, Indonesia	The Company’s expected future collections of service concession arrangements as of December 31, 2023 are as follows:

Type		Amounts
		In millions of won
Less than 1 year	￦	32,354
1 ~ 2 years		32,281
2 ~ 3 years		32,321
Over 3 years		525,642

	￦	622,598

CPPAg Power Generation	The Company’s expected future collections of service concession arrangements as of December 31, 2023 are as follows:

Type		Amounts
		In millions of won
Less than 1 year	￦	75,717
1 ~ 2 years		75,717
2 ~ 3 years		75,717
Over 3 years		893,254

	￦	1,120,405